Fair Value Measurements -Schedule of Fair Value and NAV (Details) - EBP 005 - USD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	$ 13,259,686	$ 12,386,612
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	43,948	22,390
Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	441,914	468,345
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	779,840	725,347
Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	11,993,984	11,170,530
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	1,265,702	1,216,082
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	43,948	22,390
Level 1 | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	441,914	468,345
Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	779,840	725,347
Level 1 | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 2 | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 2 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 2 | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3 | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3 | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	11,993,984	11,170,530
NAV | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
NAV | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
NAV | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
NAV | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	$ 11,993,984	$ 11,170,530